Filed pursuant to Rule 497(e)

Registration Nos. 333-03715 and 811-07619

[CHAPMAN AND CUTLER LLP LETTERHEAD]

September 17, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust
File Nos. 333-03715 and 811-07619

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust (the “Registrant”) and it series, Nuveen Large Cap Growth Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on August 27, 2018.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren
Morrison C. Warren
Enclosure